Deficit	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Deficit	DEFICIT

($ millions)	2022	2021
Accumulated earnings (deficit)	(2,700.6)	(4,184.0)
Accumulated gain on shares issued pursuant to DRIP (1) and SDP (2)	8.4	8.4
Accumulated tax effect on redemption of restricted shares	15.8	13.2
Accumulated dividends	(7,886.9)	(7,686.3)
Deficit	(10,563.3)	(11,848.7)
(1)Premium Dividend TM and Dividend Reinvestment Plan – suspended in 2015.
(2)Share Dividend Plan – suspended in 2015.